UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:
Check here if Amendment	[ X ];	Amendment Number: 	1

This Amendment (Check only one,):			[ X ] is a restatement
							[  ] adds new holdings entries

Institutional Investment Manager Filing this Repot:
				Name:			Eastover Capital Management
				Address:		4725 Piedmont Row Drive
							Suite 450
							Charlotte, NC  28210
				13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting manager:

Name:					Jayne P Holland
Title:					Executive Vice President
Phone:					704-336-6818
Signature,				Place,			and Date of Signing:
Jayne P. Holland			Charlotte, NC		September 16, 2008
Report Type (Check only one.):
					[X]	13F HOLDING REPORT.
					[  ]	13F  NOTICE.
					[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	84 DATA RECORDS
Form 13F Information Table Value Total:	$104767

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579y101      221     2787 SH       SOLE                     2787
AFLAC, Inc.                    Com              001055102     1774    27313 SH       SOLE                    27313
Abbott Laboratories            Com              002824100      502     9107 SH       SOLE                     9107
Air Products & Chemicals       Com              009158106     1891    20556 SH       SOLE                    20556
Allergan Inc                   Com              018490102      474     8400 SH       SOLE                     8400
Allstate Corp                  Com              020002101      209     4351 SH       SOLE                     4351
Altria Group Inc               Com              02209s103      654    29474 SH       SOLE                    29474
American Express               Com              025816109     1050    24020 SH       SOLE                    24020
American Int'l Group           Com              026874107     1534    35471 SH       SOLE                    35471
Ashland Oil Inc                Com              044209104      284     6000 SH       SOLE                     6000
Autodesk Inc                   Com              052769106     1091    34650 SH       SOLE                    34650
Avery Dennison Corp            Com              053611109      538    10930 SH       SOLE                    10930
BB&T Corporation               Com              054937107      809    25225 SH       SOLE                    25225
Bank of America Corp           Com              060505104     2209    58262 SH       SOLE                    58262
Bank of NY Mellon Corp         Com              064058100     1269    30410 SH       SOLE                    30410
Brinker Intl Inc               Com              109641100      851    45875 SH       SOLE                    45875
Cadence Design Systems         Com              127387108      262    24556 SH       SOLE                    24556
Chevron Corp                   Com              166764100     2373    27802 SH       SOLE                    27802
Cincinnati Financial Corp      Com              172062101      294     7717 SH       SOLE                     7717
Cisco Systems                  Com              17275R102     1580    65605 SH       SOLE                    65605
Conagra Inc                    Com              205887102      413    17228 SH       SOLE                    17228
Corning Inc                    Com              219350105     1356    56405 SH       SOLE                    56405
Costco Wholesale Corp          Com              22160k105      390     6000 SH       SOLE                     6000
DST Systems                    Com              233326107      216     3285 SH       SOLE                     3285
Dean Foods Co                  Com              242370104      998    49655 SH       SOLE                    49655
Donaldson Co Inc               Com              257651109      403    10000 SH       SOLE                    10000
E.I. DuPont                    Com              263534109      250     5350 SH       SOLE                     5350
Eastover Trust Co              Com              999999998      119    15000 SH       SOLE                    15000
Ecolab Inc                     Com              278865100      355     8165 SH       SOLE                     8165
Electronic Arts                Com              285512109     1674    33528 SH       SOLE                    33528
Emerson Electric Co            Com              291011104      510     9910 SH       SOLE                     9910
Exxon Mobil Corp               Com              30231G102     4353    51466 SH       SOLE                    51466
Flowserve CP                   Com              34354P105     1756    16825 SH       SOLE                    16825
General Electric               Com              369604103     3491    94331 SH       SOLE                    94331
Genzyme Corp                   Com              372917104     1652    22159 SH       SOLE                    22159
Gilead Sciences Inc            Com              375558103     1563    30323 SH       SOLE                    30323
Hewlett-Packard Co             Com              428236103     1445    31642 SH       SOLE                    31642
Hillenbrand Ind Inc            Com              431573104      541    11068 SH       SOLE                    11068
Honeywell Inc.                 Com              438516106     2292    40630 SH       SOLE                    40630
Int'l Bus. Machines            Com              459200101      474     4115 SH       SOLE                     4115
Intel Corp                     Com              458140100     1875    88545 SH       SOLE                    88545
JPMorgan Chase & Co            Com              46625H100      298     6948 SH       SOLE                     6948
Johnson & Johnson              Com              478160104     2213    34119 SH       SOLE                    34119
Kohl's                         Com              500255104      967    22541 SH       SOLE                    22541
L-3 Communications Holdings Cl Com              502424104     1427    13049 SH       SOLE                    13049
Microsoft Corp                 Com              594918104     2316    81622 SH       SOLE                    81622
National Oilwell Varco         Com              637071101     1006    17224 SH       SOLE                    17224
PNC Financial                  Com              693475105     1524    23243 SH       SOLE                    23243
Patterson Companies Inc        Com              703395103     1866    51401 SH       SOLE                    51401
Peabody Energy Corp            Com              704549104     1033    20260 SH       SOLE                    20260
Pepsico Inc                    Com              713448108     2331    32292 SH       SOLE                    32292
Pharmaceutical Product Develop Com              717124101     1254    29930 SH       SOLE                    29930
Philip Morris Intl Inc         Com              718172109     1491    29473 SH       SOLE                    29473
Procter & Gamble               Com              742718109     2173    31006 SH       SOLE                    31006
Prudential Financial           Com              744320102     1429    18268 SH       SOLE                    18268
Roper Industries Inc           Com              776696106     1148    19310 SH       SOLE                    19310
Royal Bank of Canada           Com              780087102      910    19570 SH       SOLE                    19570
Safeway Inc Com New            Com              786514208      252     8592 SH       SOLE                     8592
Schein (Henry) Inc             Com              806407102      700    12194 SH       SOLE                    12194
Schlumberger ltd               Com              806857108     1634    18779 SH       SOLE                    18779
Sherwin-Williams               Com              824348106      434     8500 SH       SOLE                     8500
State Street Corp              Com              857477103     1888    23900 SH       SOLE                    23900
Sysco Corp                     Com              871829107     1194    41148 SH       SOLE                    41148
Target Corp                    Com              87612E106     1468    28973 SH       SOLE                    28973
Texas Instruments Inc          Com              882508104     1545    54666 SH       SOLE                    54666
Thermo Fisher Scientific Inc   Com              883556102     2084    36660 SH       SOLE                    36660
Unifi Inc                      Com              904677101       46    16082 SH       SOLE                    16082
Valspar Corp                   Com              920355104      280    14112 SH       SOLE                    14112
Verizon Communications         Com              92343v104     1160    31818 SH       SOLE                    31818
Yadkin Valley Bk & Trust, Elki Com              984314104      309    24422 SH       SOLE                    24422
Zimmer Holdings Inc            Com              98956p102     1514    19447 SH       SOLE                    19447
iShares Cohen & Steers REIT                     464287564      763     9489 SH       SOLE                     9489
iShares MSCI E.M.I.F.                           464287234      875     6512 SH       SOLE                     6512
iShares Russell 2000 Growth In                  464287648     1865    25737 SH       SOLE                    25737
iShares Russell 2000 Small Cap                  464287655      214     3127 SH       SOLE                     3127
iShares Russell 2000 Value Ind                  464287630     1494    22786 SH       SOLE                    22786
iShares Russell Mid-Cap                         464287499      220     2353 SH       SOLE                     2353
iShares Russell Mid-Cap Growth                  464287481     3622    35760 SH       SOLE                    35760
iShares Russell Mid-Cap Value                   464287473     2040    15863 SH       SOLE                    15863
iShares S&P TR 500 Index Fund                   464287200      400     3023 SH       SOLE                     3023
iShares TR Dow Jones US REIT                    464287739      247     3793 SH       SOLE                     3793
iShares TR MSCI EAFE Index Fun                  464287465     8119   112915 SH       SOLE                   112915
DWS Money Mkt Prime Series                      23339A101      228 228480.140SH      SOLE               228480.140
Merrill Lynch Private Equity F                  554998948      792 1245.000 SH       SOLE                 1245.000